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<FILENAME>a13ffnfq12012.txt
United States
Securities and Exchange Commission
Washington, DC  20549

Form 13 F

Report for the Calendar Year or Quarter Ended:			March 31, 2012

Report type:	13F Holdings Report

Institutional Investment Manager Filing this Report:

Name:		Fidelity National Financial, Inc.
		601 Riverside Avenue
		Jacksonville, FL 32204

13F File Number #28-11785

Person signing this report on behalf of Reporting Manager:

Name:		Michael L. Gravelle
Title:		Executive Vice President, General Counsel and Corporate Secretary
Phone:		904-854-8100

Signature, Place, and Date of Signing:

/s/Michael L. Gravelle,	Jacksonville, FL	April 27, 2012




I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $129,551 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

							   FORM 13F
						        March 31, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------       ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                 COM              02209S103     2315    75000 SH       SOLE                    75000
CenturyLink Inc              COM              156700106     7112   184000 SH       SOLE                   184000
ConocoPhillips               COM              20825C104     7092    93300 SH       SOLE                    93300
Dow Chemical		     COM	      260542103	     485    14000 SH       SOLE                    14000
Eli Lilly & Company          COM              532457108     1731    43000 SH       SOLE                    43000
Fidelity National
Information Services         COM              31620M106    53120  1603860 SH       SOLE                  1603860
General Mills		     COM	      370334104      513    13000 SH       SOLE                    13000
Hewlett Packard Company      COM              428236103      715    30000 SH       SOLE                    30000
Illinois Tool Works          COM              452308109      457     8000 SH       SOLE                     8000
International Paper          COM              460146103      562    16000 SH       SOLE                    16000
Johnson & Johnson            COM              478160104     6365    96500 SH       SOLE                    96500
Kellogg                      COM              487836108      483     9000 SH       SOLE                     9000
Kimberly Clark               COM              494368103      480     6500 SH       SOLE                     6500
Linn Energy, LLC             COM              536020100     9911   259800 SH       SOLE                   259800
McDonalds Corp               COM              580135101      471     4800 SH       SOLE                     4800
O Charleys Inc               COM              670823103    20463  2079542 SH       SOLE                  2079542
Pepco Holdings, Inc.         COM              713291102     1242    65750 SH       SOLE                    65750
Pitney Bowes Inc.            COM              724479100     3567   202890 SH       SOLE                   202890
Proctor & Gamble             COM              742718109     6580    97900 SH       SOLE                    97900
Southern Company             COM              842587107     3190    71000 SH       SOLE                    71000
Timken Co                    COM              887389104     2537    50000 SH       SOLE                    50000
Tembec, Inc                  COM              87974D100      160    45700 SH       SOLE                    45700
